Taxes (Details) - Schedule of Reconciles Income Tax Expense by Statutory Rate to the Company’s Actual Income Tax Expense		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Schedule of Reconciles Income Tax Expense by Statutory Rate to the Company’s Actual Income Tax Expense [Abstract]
China Statutory income tax rate		25.00%	25.00%
Effect of favorable income tax rate in certain entity in PRC		(0.20%)	(2.20%)
Non-PRC entities not subject to PRC tax	[1]	(7.90%)	(8.20%)
Research & Development (“R&D”) tax credit	[2]	2.60%	1.70%
Non-deductible expenses - permanent difference	[2]	(2.40%)	1.50%
Change in valuation allowance		(14.80%)	(17.80%)
Effective tax rate		2.20%	0.00%

[1]	Represents expenses incurred by the Company that were not deductible for PRC income tax.
[2]	Represents the tax losses incurred from operations outside of China.